Income Tax Provision (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets – Non-current:
Expected income tax benefit from NOL Carry-forwards	$ 25,372	$ 13,478
Less valuation allowance	(25,372)	(13,478)
Deferred tax assets, net of valuation allowance